PAINEWEBBER ASIA PACIFIC GROWTH FUND

June 16, 1997

Dear Shareholder,
We are pleased to report to you on the activity of the PaineWebber Asia Pacific Growth Fund.

GENERAL MARKET OVERVIEW
-----------------------
The Asia Pacific stock markets were weak performers during the reporting period, (March 25, 1997 to April 30, 1997). The March interest rate increase in the U.S. rattled financial markets around the world. Global investors were concerned a U.S. economic slowdown, due to rising interest rates, would hurt demand, economic growth and profits in regional companies. Finally, investors shunned some Asian markets due to concerns about local real estate markets.

PORTFOLIO REVIEW
----------------
On April 30, 1997, the Fund was roughly 82% invested in stocks and 18% in cash.

OUR FAVORITE COUNTRIES

Normally, we would like to discuss holdings that have done particularly well, or those that are indicative of some specific strategy or outlook. Since we are still in the process of accumulating shares in many companies, however, we will focus more on speaking generally about the Asia Pacific countries we particularly favor.

o Hong Kong (23.3% of total net assets). We have invested a similar portion of assets in Hong Kong than our benchmark. We think the outlook for corporate profits is good because the economic recovery in China continues, and easier monetary policy there has increased consumer demand-positive news for Hong Kong companies that supply goods to the mainland. Hong Kong investors have also reacted positively to the U.S. Federal Reserve's decision not to raise interest rates in May.

o Singapore (10.5% of total net assets). Although this market was recently roiled by concerns over government changes in the public sector housing policy, a gradually improving electronics sector has helped stabilize stock prices.
We are optimistic about Singapore stocks, and expect real economic growth of 7% this year.

o Australia (18.3% of total net assets). This market recently rose on evidence of a revival in domestic consumer demand. Industrial companies continue to perform better than natural resources companies. But we think growing demand from OECD countries will eventually translate to higher prices for the companies that produce natural resources.


SEMIANNUAL REPORT

PAINEWEBBER ASIA PACIFIC
GROWTH FUND
FUND PROFILE

GOAL:
Long-term capital
appreciation

PORTFOLIO MANAGER:
Schroder Capital

TOTAL NET ASSETS:
$62.9 million
(as of April 30, 1997)

DIVIDEND PAYMENT:
Annually

PAINEWEBBER
ASIA PACIFIC
GROWTH FUND

Top Five Countries*
(% of net assets as of
April 30, 1997)

Hong Kong 23.3%
-------------------
Australia 18.3%
-----------------
Malaysia 13.0%
----------
Singapore 10.5%
---------
Philippines 3.8%
-----

* Holdings subject to change

SEMIANNUAL REPORT

PAINEWEBBER
ASIA PACIFIC
GROWTH FUND

Top Ten Holdings*
(% of net assets as of
April 30, 1997)

Broken Hill Propriety Co. Ltd.
2.9%
----------------------------
Hutchison Whampoa Ltd.
2.9%
----------------------------
HSBC Holdings plc
2.9%
----------------------------
Malayan Banking Berhad
2.7%
-------------------------
Australia & New Zealand
Banking Group Ltd. 2.5%
----------------------
United Overseas Bank Ltd.
2.4%
--------------------
Citic Pacific Ltd.
2.3%
------------------
Tenaga Nasional Berhad
2.3%
------------------
Singapore Press Holdings Ltd.
2.0%
---------------
Woodside Petroleum Ltd.
1.9%
-------------

* Holdings subject to change

THE EMERGING MARKETS

We hold fewer emerging markets stocks than our benchmark but there are some countries we currently like:

o India (where interest rates are falling and the outlook for corporate profits remains bright);

o Indonesia (where the market is underpinned by solid fundamentals and we expect a rally once the elections are over); and

o Philippines (where we feel low stock prices already reflect the risk of a real estate crisis and the economic and profit outlook is bright).

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER
----------------------
MARGO N. ALEXANDER
President,
Mitchell Hutchins
Asset Management Inc.

/s/ LOUISE CROSET
----------------------
LOUISE CROSET
Portfolio Manager,
PaineWebber Asia Pacific
Growth Fund

/s/ HEATHER CRIGHTON
----------------------
HEATHER CRIGHTON
Portfolio Manager,
PaineWebber Asia Pacific
Growth Fund

PAINEWEBBER ASIA PACIFIC GROWTH FUND


PERFORMANCE RESULTS--(unaudited)

                NET ASSET VALUE        TOTAL RETURN(1)
               --------------- ------------------------------
                   04/30/97     FOR THE PERIOD ENDED 04/30/97+
-------------- --------------- ------------------------------
Class A Shares      $12.48                  (0.16)%
-------------- --------------- ------------------------------
Class B Shares       12.47                  (0.24)
-------------- --------------- ------------------------------
Class C Shares       12.47                  (0.24)
-------------- --------------- ------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                     NET ASSET VALUE
                  --------------------
                                        CAPITAL GAINS                   TOTAL
PERIOD COVERED      BEGINNING   ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN(1)
----------------- ----------- -------- -------------- -------------- ---------
03/25/97-04/30/97    $12.50     --         $12.48             --         (0.16)%
----------------- ----------- -------- -------------- -------------- ---------
                            Total:        $0.0000         $0.0000
----------------- ----------- -------- -------------- -------------- ---------
                                          CUMULATIVE TOTAL RETURN AS OF
                                                          04/30/97:     (0.16)%
----------------- ----------- -------- ----------------------------- ---------

PERFORMANCE SUMMARY CLASS B SHARES

                     NET ASSET VALUE
                  --------------------
                                        CAPITAL GAINS                   TOTAL
PERIOD COVERED      BEGINNING   ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN(1)
----------------- ----------- -------- -------------- -------------- ---------
03/25/97-04/30/97    $12.50     --        $12.47             --         (0.24)%
----------------- ----------- -------- -------------- -------------- ---------
                            Total:       $0.0000          $0.0000
----------------- ----------- -------- -------------- -------------- ---------
                                          CUMULATIVE TOTAL RETURN AS OF
                                                          04/30/97:     (0.24)%
----------------- ----------- -------- ----------------------------- ---------

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                  --------------------
                                        CAPITAL GAINS                   TOTAL
PERIOD COVERED      BEGINNING   ENDING   DISTRIBUTED   DIVIDENDS PAID RETURN(1)
----------------- ----------- -------- -------------- -------------- ---------
03/25/97-04/30/97    $12.50     --        $12.47             --         (0.24)%
----------------- ----------- -------- -------------- -------------- ---------
                            Total:       $0.0000          $0.0000
----------------- ----------- -------- -------------- -------------- ---------
                                          CUMULATIVE TOTAL RETURN AS OF
                                                          04/30/97:     (0.24)%
----------------- ----------- -------- ----------------------------- ---------

(1) Figures assume reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. If sales charges were included, the cumulative total return as of April 30, 1997 for Class A, B and C shares would have been (4.66)%, (5.24)% and (1.24)%, respectively.

+ Commencement of operations was March 25, 1997 for Class A, Class B and Class C shares.
    Note: Since the Fund has been in existence for less than one year, average annual total returns are not provided.
    The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND


PORTFOLIO OF INVESTMENTS                         APRIL 30, 1997 (unaudited)


      NUMBER OF
        SHARES                                                    VALUE
--------------------                                         -------------
COMMON STOCKS--81.72%
AUSTRALIA--18.29%
BANKS--3.05%
        247,000      Australia & New Zealand Banking Group
                     Ltd. ...................................  $ 1,577,579
         55,000      St. George Bank Ltd. ...................      337,986
                                                             -------------
                                                                 1,915,565
                                                             -------------
BREWERY--0.84%
        257,000      Foster's Brewing Group Ltd..............      529,112
                                                             -------------
DIVERSIFIED INDUSTRIES--4.52%
        129,000      Broken Hill Propriety Co. Ltd...........    1,818,857
        173,000      WMC Ltd. ...............................    1,025,345
                                                             -------------
                                                                 2,844,202
                                                             -------------
ENGINEERING SERVICES--1.01%
        154,000      Henry Walker Group Ltd..................      285,830
         53,000      Simsmetal Ltd. .........................      349,255
                                                             -------------
                                                                   635,085
                                                             -------------
EXTRACTIVE INDUSTRIES--2.40%
         53,000      Brambles Industries Ltd. ...............      958,902
         37,000      CRA Ltd.................................      551,696
                                                             -------------
                                                                 1,510,598
                                                             -------------
LEISURE & ENTERTAINMENT--1.12%
        142,000      TABCORP Holdings Ltd. ..................      701,528
                                                             -------------
MEDIA--0.67%
         91,000      News Corp. Ltd. ........................      419,410
                                                             -------------
OIL REFINING & DISTRIBUTION--1.87%
        148,000      Woodside Petroleum Ltd..................    1,177,260
                                                             -------------
REAL ESTATE--1.73%
         57,000      Lend Lease Corp. Ltd. ..................    1,090,837
                                                             -------------
RETAIL--1.08%
        231,000      Woolworths Ltd. ........................      680,948
                                                             -------------
Total Australia Common Stocks ................................. 11,504,545
                                                             -------------
HONG KONG--23.31%
BANKS--2.86%
         71,200      HSBC Holdings plc.......................  $ 1,801,485
                                                             -------------
COMMERCIAL SERVICES--2.29%
        266,000      Citic Pacific Ltd.......................    1,438,766
                                                             -------------
ELECTRIC COMPANIES--1.66%
        295,000      Hong Kong Electric Holdings ............    1,043,439
                                                             -------------
REAL ESTATE--13.82%
         79,000      Cheung Kong Holdings Ltd. ..............      693,474
      1,165,000      China OverSeas Land & Investment .......      657,958
        390,000      China Resources Enterprises.............    1,077,390
         92,000      Henderson Land Development Co. Ltd. ....      774,931
        243,000      Hutchison Whampoa Ltd...................    1,803,718
        194,000      Kerry Properties Ltd....................      444,523
        141,000      New World Development Co. Ltd. .........      813,619
        209,000      New World Infrastructure Ltd............      590,860
         75,000      Sun Hung Kai Properties Ltd.............      813,271
        270,000      Wharf (Holdings) Ltd....................    1,021,235
                                                             -------------
                                                                 8,690,979
                                                             -------------
SHIPPING--1.00%
        452,000      Cosco Pacific Ltd.......................      633,086
                                                             -------------
UTILITY-ELECTRIC, GAS & WATER--1.68%
        666,000      Hong Kong & China Gas Co. Ltd. .........    1,057,484
                                                             -------------
Total Hong Kong Common Stocks ................................. 14,665,239
                                                             -------------

                                       4

PAINEWEBBER ASIA PACIFIC GROWTH FUND



      NUMBER OF
        SHARES                                                    VALUE
--------------------                                         -------------
COMMON STOCKS--(CONTINUED)
INDIA--3.31%
BANKS--1.03%
        26,700       State Bank India GDR*...................  $  649,478
                                                             -------------
ELECTRIC, GAS & SANITARY SERVICES--0.60%
        16,000       BSES Ltd. GDR...........................     376,000
                                                             -------------
METALS & MINING--0.61%
        45,000       Steel Authority of India Ltd.
                     GDR (1).................................     382,500
                                                             -------------
TELECOMMUNICATIONS--1.07%
        34,000       Videsh Sanchar Nigam Ltd. GDR...........     671,330
                                                             -------------
Total India Common Stocks  ..................................   2,079,308
                                                             -------------
INDONESIA--3.50%
BANKS--0.92%
       800,000       P.T. Bank Internasional Indonesia  .....     576,132
                                                             -------------
FOOD, BEVERAGE & TOBACCO--0.90%
       135,000       P.T. Gudang Garam.......................     566,667
                                                             -------------
REAL ESTATE--0.78%
       380,000       P.T. Jaya Real Property.................     492,593
                                                             -------------
TELECOMMUNICATIONS--0.90%
       390,000       P.T. Telekomunikasi Indonesia...........     565,741
                                                             -------------
Total Indonesia Common Stocks ...............................   2,201,133
                                                             -------------
MALAYSIA--13.04%
BANKS--3.72%
       205,000       DCB Holdings Berhad.....................     665,425
       168,000       Malayan Banking Berhad*.................   1,672,774
                                                             -------------
                                                                2,338,199
                                                             -------------
       MALAYSIA--(CONCLUDED)
COMMERCIAL SERVICES--1.26%
       256,000       Sime Darby Berhad.......................  $  790,186
                                                             -------------
CONSTRUCTION--2.09%
       162,000       Gamuda Berhad...........................     583,917
       103,000       United Engineers (Malaysia) Ltd.
                     Berhad..................................     730,206
                                                             -------------
                                                                1,314,123
                                                             -------------
FOOD--0.97%
        64,000       KFC Holdings (Malaysia) Berhad..........     262,546
       282,000       IOI Corp. ..............................     350,422
                                                             -------------
                                                                  612,968
                                                             -------------
MANUFACTURING-GENERAL--0.47%
       113,000       MBM Resources Berhad....................     294,786
                                                             -------------
SERVICES--1.04%
       415,000       Magnum Corp. Berhad*....................     657,838
                                                             -------------
TELECOMMUNICATIONS--1.24%
       111,000       Telekom Malaysia Berhad.................     778,079
                                                             -------------
UTILITY-ELECTRIC, GAS & WATER--2.25%
       307,000       Tenaga Nasional Berhad..................   1,418,353
                                                             -------------
Total Malaysia Common Stocks ................................   8,204,532
                                                             -------------
NEW ZEALAND--0.93%
TELECOMMUNICATIONS--0.93%
       130,000       Telecom Corp. of New Zealand Ltd.  .....     583,085
                                                             -------------


                                      5

PAINEWEBBER ASIA PACIFIC GROWTH FUND

      NUMBER OF
        SHARES                                                    VALUE
--------------------                                         -------------
COMMON STOCKS--(CONTINUED)
PHILIPPINES--3.76%
BANKS--0.81%
         25,000      Metropolitan Bank & Trust Co. ..........  $  511,945
                                                             -------------
OIL & GAS--0.66%
      1,130,000      Petron Corp. ...........................     415,662
                                                             -------------
REAL ESTATE--0.64%
        556,250      Ayala Land Inc. Class B.................     400,787
                                                             -------------
TELECOMMUNICATIONS--0.91%
         10,000      Philippine Long Distance Co. ...........     570,724
                                                             -------------
UTILITY-ELECTRIC, GAS & WATER--0.74%
         75,000      Manila Electric Co. (Class B)...........     466,439
                                                             -------------
Total Philippines Common Stocks .............................   2,365,557
                                                             -------------
SINGAPORE--10.49%
BANKS--3.44%
         53,000      Development Bank of Singapore Ltd.* ....     629,776
        163,000      United Overseas Bank Ltd................   1,531,468
                                                             -------------
                                                                2,161,244
                                                             -------------
MISCELLANEOUS MANUFACTURING--1.15%
        256,000      Venture Manufacturing (Singapore) Ltd.       725,112
                                                             -------------
REAL ESTATE--3.87%
         99,000      City Development Ltd.* .................     800,208
        100,000      DBS Land Ltd.* .........................     323,316
         75,000      Keppel Land Ltd.* ......................     192,746
        117,000      Parkway Holdings Ltd. ..................     476,891
        249,000      Wing Tai Holdings Ltd...................     643,357
                                                             -------------
                                                                2,436,518
                                                             -------------
SERVICES--2.03%
         69,000      Singapore Press Holding Ltd.* ..........   1,277,513
                                                             -------------
Total Singapore Common Stocks ...............................   6,600,387
                                                             -------------
SOUTH KOREA--1.43%
BANKS--0.11%
          5,000      Shinhan Bank............................  $   70,314
                                                             -------------
ELECTRIC COMPANIES--0.71%
         15,000      Korea Electric Power Corp. .............     447,310
                                                             -------------
STEEL--0.61%
          5,500      Pohang Iron & Steel Co..................     380,067
                                                             -------------
Total South Korea Common Stocks ...............................   897,691
                                                             -------------
TAIWAN--1.80%
CONSTRUCTION--0.43%
         14,800      Asia Cement Corp. GDR ..................     268,250
                                                             -------------
MANUFACTURING-GENERAL--0.47%
         14,100      Teco Electric & Machinery Ltd. GDR  ....     294,338
                                                             -------------
METALS & MINING--0.47%
         13,100      China Steel Corp. GDS...................     294,422
                                                             -------------
TRANSPORTATION EQUIPMENT--0.43%
         15,000      Evergreen Marine Corp. GDR..............     273,375
                                                             -------------
Total Taiwan Common Stocks  .................................   1,130,385
                                                             -------------

                                       6

PAINEWEBBER ASIA PACIFIC GROWTH FUND

      NUMBER OF
        SHARES                                                    VALUE
--------------------                                         -------------
COMMON STOCKS--(CONCLUDED)
THAILAND--1.86%
BANKS--0.59%
        40,000       Bangkok Bank Public Co. Ltd. ...........  $   370,562
                                                             -------------
ELECTRIC COMPANIES--0.47%
       110,000       Electricity Generating Public Co. Ltd.        294,765
                                                             -------------
THAILAND--(CONCLUDED)
TELECOMMUNICATIONS--0.80%
       170,000       TelecomAsia Corporation Public Co.
                     Ltd.....................................  $   257,058
        48,000       Total Access Communication Public Co.
                     Ltd. ...................................      247,200
                                                             -------------
                                                                   504,258
                                                             -------------
Total Thailand Common Stocks ................................    1,169,585
                                                             -------------
Total Common Stocks (cost--$51,572,812).....................    51,401,447
                                                             -------------


 PRINCIPAL
   AMOUNT                                                             MATURITY   INTEREST
    (000)                                                               DATE       RATE
-----------                                                          ---------- ----------
REPURCHASE AGREEMENT--15.37%
 $9,669     Repurchase Agreement dated 04/30/97 with State Street
            Bank & Trust Company, collateralized by $9,867,345 U.S.
            Treasury Notes, 6.250% due 03/31/99;
            proceeds: $9,670,343 (cost--$9,669,000).................  05/01/97     5.000%     9,669,000
                                                                                           ------------
Total Investments (cost--$61,241,812)--97.09%.............................................   61,070,447
Other assets in excess of liabilities--2.91% .............................................    1,828,480
                                                                                           ------------
Net Assets--100.00% ......................................................................  $62,898,927
                                                                                           ============

------------
*      Non-income producing security
(1)    Illiquid security represents 0.61% of net assets.
GDR    Global Depositary Receipt
GDS    Global Depositary Shares

                See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES                 APRIL 30, 1997 (unaudited)

ASSETS
Investments, at value (cost -$51,572,812).................................................  $51,401,447
Repurchase agreement (cost -$9,669,000)...................................................    9,669,000
Cash  .....................................................................................     172,535
Cash denominated in foreign currencies, at value (cost -$339,473) ........................      339,530
Receivable for investments sold  ..........................................................   2,651,001
Dividends and interest receivable  ........................................................      64,866
Deferred organizational expenses ..........................................................     146,959
Other assets ..............................................................................         246
                                                                                           -------------
Total assets ..............................................................................  64,445,584
                                                                                           -------------
LIABILITIES
Payable for investments purchased  ........................................................   1,253,196
Payable to affiliates  ....................................................................      96,661
Payable for shares of beneficial interest repurchased ....................................       34,852
Accrued expenses and other liabilities ...................................................      161,948
                                                                                           -------------
Total liabilities .........................................................................   1,546,657
                                                                                           -------------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) .   63,037,771
Undistributed net investment income ......................................................       50,303
Accumulated net realized losses from investments .........................................      (15,647)
Net unrealized depreciation of investments and other assets and liabilities denominated in
 foreign currencies .......................................................................    (173,500)
                                                                                           -------------
Net assets ................................................................................ $62,898,927
                                                                                           =============
CLASS A:
Net assets ................................................................................ $26,254,755
                                                                                           -------------
Shares outstanding ........................................................................   2,104,552
                                                                                           -------------
Net asset and redemption value per share..................................................  $     12.48
                                                                                           =============
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
 price) ................................................................................... $     13.07
                                                                                           =============
CLASS B:
Net assets ................................................................................ $22,934,509
                                                                                           -------------
Shares outstanding ........................................................................   1,839,828
                                                                                           -------------
Net asset value and offering price per share..............................................  $     12.47
                                                                                           =============
CLASS C:
Net assets ................................................................................ $13,709,663
                                                                                           -------------
Shares outstanding ........................................................................   1,099,838
                                                                                           -------------
Net asset value and offering price per share..............................................  $     12.47
                                                                                           =============

See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF OPERATIONS

                                                                     FOR THE
                                                                  PERIOD ENDED
                                                                 APRIL 30, 1997+
                                                                   (UNAUDITED)
                                                                ---------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $6,128)  ........    $ 127,420
Interest........................................................       63,576
                                                                ---------------
                                                                      190,996
                                                                ---------------
EXPENSES:
Investment advisory and administration fees.....................       70,807
Service fees--Class A ..........................................        6,261
Service and distribution fees--Class B .........................       20,896
Service and distribution fees--Class C .........................       13,065
Custody and accounting .........................................        7,460
Transfer agency and service fees................................        4,851
State registration fees ........................................        4,247
Reports and notices to shareholders ............................        4,092
Legal and audit fees............................................        3,227
Amortization of organizational expenses ........................        3,041
Trustees' fees and expenses ....................................        2,363
Other expenses..................................................          383
                                                                ---------------
                                                                      140,693
                                                                ---------------
Net investment income...........................................       50,303
                                                                ---------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS:
Net realized losses from:
 Investment transactions .......................................           --
 Foreign currency transactions .................................      (15,647)
Net change in unrealized appreciation/depreciation of:
 Investments....................................................     (171,365)
 Other assets and liabilities denominated in foreign
 currencies.....................................................       (2,135)
                                                                ---------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT TRANSACTIONS      (189,147)
                                                                ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  ..........    $(138,844)
                                                                ===============

+ For the period March 25, 1997 (commencement of operations) through April
  30, 1997

                See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE
                                                                           PERIOD ENDED
                                                                          APRIL 30, 1997+
                                                                            (UNAUDITED)
                                                                         ---------------
FROM OPERATIONS:
Net investment income ...................................................   $    50,303
Net realized gains from investment transactions..........................            --
Net realized losses from foreign currency transactions...................       (15,647)
Net changes in unrealized appreciation/depreciation of:
 Investments.............................................................      (171,365)
 Other assets and liabilities denominated in foreign currencies .........        (2,135)
                                                                         ---------------
Net decrease in net assets resulting from operations.....................      (138,844)
                                                                         ---------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ....................................    66,263,004
Cost of shares repurchased...............................................    (3,225,233)
                                                                         ---------------
Net increase in net assets from beneficial interest transactions ........    63,037,771
                                                                         ---------------
Net increase in net assets ..............................................    62,898,927
NET ASSETS:
Beginning of period......................................................             0
                                                                         ---------------
End of period (including undistributed net investment income of
$50,303).................................................................   $62,898,927
                                                                         ===============

-----------------
+ For the period March 25, 1997 (commencement of operations) through April 30, 1997

                     See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS--(unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Asia Pacific Growth Fund (the "Fund") is a diversified series of PaineWebber Managed Investments Trust (the "Trust") which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The Fund offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to their service/distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund, or Schroder Capital Management International Inc. ("Schroder"), the sub-adviser to the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities (other than short-term debt securities described below) are valued at the last quoted bid price in the OTC market. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

   All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian, unless the board of trustees determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a

NOTES TO FINANCIAL STATEMENTS--(unaudited)

computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-date as the Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Pursuant to federal income tax regulations, realized currency gain/loss on investment transactions includes realized foreign exchange gains/losses from the sale of portfolio debt securities, sales of foreign currencies, currency gains/losses realized

NOTES TO FINANCIAL STATEMENTS--(unaudited)

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received or paid. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purpose.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million. At April 30, 1997, the Fund owed Mitchell Hutchins $59,437 in investment advisory and administration fees.

   Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

NOTES TO FINANCIAL STATEMENTS--(unaudited)

DISTRIBUTION PLAN

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each class of shares of the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At April 30, 1997 the Fund owed Mitchell Hutchins $35,486 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the period ended April 30, 1997 it had earned approximately $866,000 in sales charges.

TRANSFER AGENCY SERVICE FEES

   The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the period ended April 30, 1997, PaineWebber earned $3,382 from the Fund. At April 30, 1997, the Fund owed PaineWebber $1,738 for service fees.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at April 30, 1997 was substantially the same as the cost of securities for financial statement purposes.

   At April 30, 1997, the components of the net unrealized depreciation of investments were as follows:

 Gross appreciation (investments having an excess of value over cost)..............................................................  $ 1,825,736
Gross depreciation (investments having an excess of cost over
 value).............................................................   (1,997,101)
                                                                    -------------
Net unrealized depreciation of investments..........................  $  (171,365)
                                                                    =============

   For the period ended April 30, 1997, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $51,572,812 and $0, respectively.

FEDERAL INCOME TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS--(unaudited)

SHARES OF BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                             CLASS A                   CLASS B                   CLASS C
                   ------------------------- ------------------------- -------------------------
                      SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                   ----------- ------------- ----------- ------------- ----------- -------------
Period ended
April 30, 1997+:
Shares sold .......  2,214,942   $27,683,162   1,936,462   $24,197,493   1,150,760   $14,382,349
Shares
 repurchased.......   (110,390)   (1,380,792)    (96,634)   (1,208,130)    (50,922)     (636,311)
                   ----------- ------------- ----------- ------------- ----------- -------------
Net increase ......  2,104,552   $26,302,370   1,839,828   $22,989,363   1,099,838   $13,746,038
                   =========== ============= =========== ============= =========== =============

+ For the period March 25, 1997 (commencement of operations) through April 30, 1997

PAINEWEBBER ASIA PACIFIC GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                          CLASS A         CLASS B         CLASS C
                                                     --------------- --------------- ---------------
                                                      FOR THE PERIOD  FOR THE PERIOD  FOR THE PERIOD
                                                           ENDED           ENDED           ENDED
                                                      APRIL 30, 1997+ APRIL 30, 1997+ APRIL 30, 1997+
                                                        (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                                     --------------- --------------- ---------------
Net asset value, beginning of period.................     $ 12.50         $ 12.50         $ 12.50
                                                     --------------- --------------- ---------------
Net investment income ...............................        0.02            0.01            0.01
Net realized and unrealized losses from investments         (0.04)          (0.04)          (0.04)
                                                     --------------- --------------- ---------------
Net decrease from investment operations..............       (0.02)          (0.03)          (0.03)
                                                     --------------- --------------- ---------------
Net asset value, end of period ......................     $ 12.48         $ 12.47         $ 12.47
                                                     =============== =============== ===============
Total investment return (1)..........................       (0.16)%         (0.24)%         (0.24)%
                                                     =============== =============== ===============
Ratios/Supplemental Data:
Net assets, end of period (000's)....................     $26,255         $22,935         $13,710
Expenses to average net assets.......................        1.92%*          2.73%*          2.73%*
Net investment income to average net assets .........        1.32%*          0.51%*          0.49%*
Portfolio turnover...................................           0%              0%              0%
Average commission rate paid (2).....................     $0.0186         $0.0186         $0.0186

----------------------
*     Annualized
+ For the period March 25, 1997 (commencement of operations) through April 30, 1997
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods less than a year have not been annualized.
(2) The average commission rate paid per share of common stock investments purchased or sold.

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



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


TRUSTEES

E. Garrett Bewkes,  Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT SUB-ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue
New York, NY 10019


This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.

BOND FUNDS
[] High Income Fund
[] Investment Grade Income Fund
[] Low Duration U.S. Government Income Fund
[] Strategic Income Fund
[] U.S. Government Income Fund

TAX-FREE BOND FUNDS
[] California Tax-Free Income Fund
[] Municipal High Income Fund
[] National Tax-Free Income Fund
[] New York Tax-Free Income Fund

STOCK FUNDS
[] Capital Appreciation Fund
[] Financial Services Growth Fund
[] Growth Fund
[] Growth and Income Fund
[] Small Cap Fund
[] Utility Income Fund

ASSET ALLOCATION FUNDS
[] Balanced Fund
[] Tactical Allocation Fund

GLOBAL FUNDS
[] Asia Pacific Growth Fund
[] Emerging Markets Equity Fund
[] Global Equity Fund
[] Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                         PaineWebber
      (Copyright) 1997   PaineWebber Incorporated
                         Member SIPC
                         PAINEWEBBER
                         ASIA PACIFIC
                         GROWTH FUND

                         SEMIANNUAL REPORT
                         APRIL 30, 1997